SCHEDULE OF RELATED PARTY TRANSACTION AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Payroll and related expenses	$ 2,067	$ 1,912
ESOP expenses to CEO and executive officers	1,172	846
Board of directors fees	300	300
ESOP expenses to directors	301	91
Insurance for directors and executives	722	727
Total	4,562	3,876
Bonus to CEO and executive offices	581	310
Board of directors fees	75	75
Payroll and related expenses	92	28
Total	$ 748	$ 413